SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 12:-	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Other current assets:

	December 31,
	2013	2012

VAT receivables	$2,214	$2,211
Prepaid expenses	2,512	2,164
Deferred charges	1,273	7,559
Tax receivables	596	976
Employees	58	66
Income receivable	332	3,210
Advance payments to suppliers	1,197	1,277
Short term deferred taxes	66	62
Receivables from aborted merger	-	2,750
Hedging instruments	-	1,363
Other	1,895	1,420

	$10,143	$23,058

b.	Short-term bank credit:

The following is classified by currency and interest rates:

	Weighted average interest rate
	December 31,		December 31,
	2013	2012	2013	2012
	%

In dollars	-	4.0	$-	$3,517

c.	Other current liabilities:

	December 31,
	2013	2012

Advances from customers	$28,878	$3,632
Payroll and related employee accruals	6,323	6,526
Deferred revenue	6,255	12,884
Provision for vacation pay	6,008	5,622
Government authorities	2,233	2,735
Other	4,969	947

	$54,666	$32,346

d.	Long-term loans:

		Interest rate for			December 31,
		2013	2012		2013	2012
	Linkage	%	%	Maturity

Loans from banks:
(a)	U.S.dollar	4.77%	4.77%	2012-2022	$32,000	$36,000
(b)	U.S.dollar	-	PRIME + 0.25%	2012-2013	-	8,334
(c)	Euro	EURIBOR +2.75%	EURIBOR +2.75%	2001-2020	3,425	3,805
(d)	Euro	7.9%	7.9%	2012-2017	491	571

					35,916	48,710
Less - current maturities					4,665	7,963

					$31,251	$40,747

(a)
The Company entered into a loan agreement with an Israeli bank. The loan is secured  by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2013 the Company is in compliance with these covenants.

As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2013, all of this credit line was utilized.

(b)	The Company entered into a loan agreement with an U.S. bank, the loan was secured by a floating pledge over Spacenet's assets. This loan was fully paid and the pledge was released during 2013.

(c)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.

(d)	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.

e.	Long-term debt maturities for loans after December 31, 2013, are as follows:

Year ending December 31,

2014	$4,665
2015	4,675
2016	4,685
2017	4,671
2018	4,551
2019 and thereafter	12,669

$35,916

Interest expenses on the long-term loans amounted to $ 1,854, $ 2,153 and $ 2,318 for the years ended December 31, 2013, 2012 and 2011, respectively.

f.	Other long-term liabilities:

	December 31,
	2013	2012

Long-term tax accrual	$4,274	$4,640
Long term deferred taxes	-	2,713
Deferred revenue	$76	$476
Other	527	4,506

	$4,877	$12,335